DEFERRED REVENUES	12 Months Ended
Dec. 31, 2014
DEFERRED REVENUES
NOTE 8:-	DEFERRED REVENUES

Deferred revenues consisted of the following:

	December 31,
	2014	2013
Subscriptions	$227,610	$160,163
Software updates and maintenance	546,998	504,919
Other	9,405	6,541

	$784,013	$671,623

The majority of the deferred revenues are recognized within one year or less and presented as current deferred revenues in the balance sheet. The remaining deferred revenues are recognized within three years and are shown as long term deferred revenues.